Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of Components of Lease Cost

The components of lease cost for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Operating lease cost	$338,787	$338,787
Finance lease cost:
Amortization of right-of-use assets	409,927	408,180
Interest on lease liabilities	26,504	72,374
Total finance lease cost	436,431	480,554

Total lease cost	$775,218	$819,341

Summary of Lease Reported in Consolidated Balance Sheets

Amounts reported in the consolidated balance sheets as of December 31, 2021 and 2020 were as follows:

	2021	2020

Operating Leases:
Operating lease right-of-use assets	$858,600	$958,724

Other current liabilities	295,595	234,168
Operating lease liabilities	828,503	1,057,441
Total operating lease liabilities	1,124,098	1,291,609

Finance leases:
Property and equipment	76,928	874,803
Accumulated amortization	(29,602)	(407,180)
Property and equipment, net	47,326	467,623

Current installments of obligations under
finance leases	15,096	436,259
Long-term portion of obligations under
finance leases	37,534	52,630
Total finance lease liabilities	$52,630	$488,889

Summary of Other Information Relating to Leases

Other information relating to leases as of December 31, 2021 and 2020 was as follows:

Supplemental cash flow information:	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$433,172	$299,953
Operating cash flow from finance leases	26,504	72,374
Financing cash flow from finance leases	436,259	385,917
ROU assets obtained in exchange for lease obligations:
Operating leases	-	-
Finance leases	-	76,928
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	196,245	176,324
Finance leases	409,927	407,180
Weighted average remaining lease term:
Operating leases	39 months	52 months
Finance leases	39 months	17 months
Weighted average discount rate:
Operating leases	11.57%	11.76%
Finance leases	6.12%	10.85%

Summary of Maturity of Lease Liabilities

Maturities of lease liabilities under noncancellable leases as of December 31, 2021 are as follows:

	Operating	Finance
	leases	leases
2022	406,400	17,900
2023	414,800	17,900
2024	393,005	17,900
2025	132,580	4,473
Thereafter	-	-
Total undiscounted lease payments	1,346,785	58,173
Less imputed interest	(222,687)	(5,543)
Total lease liabilities	$1,124,098	$52,630